Annual Total Returns - FidelityTacticalBondFund-RetailPRO - FidelityTacticalBondFund-RetailPRO - Fidelity Tactical Bond Fund - Fidelity Tactical Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Annual Return 2023	7.04%